COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Supply and open orders commitment	$ 9,585
Accrued provision for legal proceedings and settlements		$ 10,000